Finance receivables	12 Months Ended
Mar. 31, 2018
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Finance receivables
4.	Finance receivables

Finance receivables consist of vehicle loans, the details of which are as follows:

	As at March 31,
	2018		2018		2017
	(In millions)
Finance receivables	US$	3,846.7	Rs.	250,707.6	Rs.	211,607.6
Less: allowance for credit losses		179.8		11,717.9		35,975.1

Total	US$	3,666.9	Rs.	238,989.7	Rs.	175,632.5

Current portion		1,289.1		84,016.5		68,101.2
Non-current portion		2,377.8		154,973.2		107,531.3

Total	US$	3,666.9	Rs.	238,989.7	Rs.	175,632.5

Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2018		2018	2017	2016
	(In millions)
Balance at the beginning	US$	552.0	Rs.35,975.1	Rs.44,131.9	Rs.46,554.3
Allowances made during the year		3.9	255.2	5,653.5	8,600.3
Written off		(376.1)	(24,512.4)	(13,810.3)	(11,022.7)

Balance at the end	US$	179.8	Rs.11,717.9	Rs.35,975.1	Rs.44,131.9